DERIVATIVE LIABILITIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Notes to Financial Statements
Derivative liabilities	$ 395,619
Increases in derivative value due to new issuances of notes		1,290,874
Derivative liabilities recorded as debt discount	63,914
Debt conversions	(156,283)
Change in fair value of derivative liabilities	(255,188)	(895,255)
Derivative liabilities	$ 48,062	$ 395,619